Other Non-Current Assets (Details) - Schedule of Other Non-Current Assets - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Non-Current Assets [Abstract]
Deposits for financing arrangements	¥ 7,296	¥ 6,700
School deposits	16,125	32,350
Rental deposits	9,930	8,127
Other non-current assets	¥ 33,350	¥ 47,177